Convertible Notes (Details)									3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 22, 2023 USD ($)	Jun. 22, 2023 USD ($)	Jun. 22, 2023 USD ($) day	Jun. 22, 2023 USD ($)	Jun. 22, 2023 USD ($) tradingDay	Sep. 09, 2022 USD ($)	Aug. 11, 2022 USD ($) day $ / shares	Aug. 09, 2022 USD ($) day $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Sep. 21, 2022 USD ($)
Debt Instrument [Line Items]
Debt instrument, convertible, threshold consecutive trading days | day								3
Debt instrument redemption (in days)								10 days
Monthly payments, period from triggering date								10 days
Derivative liabilities									$ 0		$ 0		$ 0	$ 405,000
Proceeds from issuance of convertible notes							$ 20,000,000	$ 20,000,000					0	$ 54,300,000
Securities Purchase Agreement
Debt Instrument [Line Items]
Beneficial ownership (as a percent)								9.99%
Beneficial ownership limitation, waiver notice period								65 days
Equity method investment, ownership (as a percent)								9.99%
Convertible Debt
Debt Instrument [Line Items]
Debt instrument, maximum principal amount								$ 35,000,000
Debt instrument, face amount							$ 20,000,000.0	$ 35,000,000							$ 15,000,000.0
Amount to convert during each period						$ 2,000,000
Conversion period						30 days
Interest rate, stated (as a percent)								6.00%
Debt, event of default, interest rate (as a percent)								10.00%
Debt, registration event, interest rate (as a percent)								7.50%
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares								$ 74.199
Debt, threshold percentage of stock price trigger (as a percent)								97.00%
Debt instrument, convertible, threshold consecutive trading days			5		5			5
Floor stock price trigger (in dollars per share) | $ / shares								$ 17.70
Debt instrument redemption (in days)								10 days
Debt instrument, redemption price (as a percent)								5.00%
Prepayment provision, daily VWAP consecutive trading days | day								5
Common stock available under the exchange cap (as a percent)								95.00%
Monthly payments, period from triggering date								10 days
Debt instrument, periodic payment, principal								$ 4,000,000
Debt instrument, redemption price (as a percent)								5.00%
Debt instrument, floor interest rate (as a percent)								85.00%
Debt instrument, floor price, closing stock price, (in dollars per share) | $ / shares								$ 15.00
Prepayment provision cease, daily VWAP consecutive trading days | day								3
Exchange cap				95.00%
Original issuance discount (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%									2.00%
Proceeds from issuance of convertible notes		$ 34,300,000												$ 34,300,000
Debt issuance costs	$ 300,000	300,000	$ 300,000	$ 300,000	$ 300,000									300,000
Long-term debt									0		0		0	33,000,000.0
Amortization of debt issuance costs									0	$ 2,500,000	0	$ 4,300,000	6,100,000	2,600,000
Interest expense									$ 0	300,000	$ 0	700,000	$ 1,000,000.0	700,000
Unamortized debt discounts and issuance costs														6,200,000
SEPA Convertible Note
Debt Instrument [Line Items]
Excess proceeds		$ 3,000,000
Excess proceeds from convertible debentures paid to company				75.00%
Optional redemption on the convertible debentures				25.00%
Threshold for reduction of monthly prepayment in days	30 days
Convertible Notes Payable
Debt Instrument [Line Items]
Interest rate, stated (as a percent)									10.00%		10.00%		10.00%
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares							$ 71.451						$ 71.451
Debt instrument redemption (in days)							5 days
Proceeds from issuance of convertible notes														20,000,000
Debt issuance costs														100,000
Long-term debt									$ 20,000,000.0		$ 20,000,000.0		$ 20,000,000.0	20,000,000.0
Amortization of debt issuance costs									0	0	0	0	50,000	19,000
Interest expense									500,000	$ 500,000	1,000,000.0	$ 1,000,000.0	2,000,000.0	800,000
Threshold trading days | day							10
VWAP threshold trading days | day							10
Unamortized debt discounts and issuance costs									$ 56,000		$ 56,000		$ 80,000	$ 100,000
Convertible Notes Payable | Securities Purchase Agreement
Debt Instrument [Line Items]
Equity method investment, ownership (as a percent)									19.99%		19.99%		19.99%